Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other current liabilities
Schedule of Other current liabilities

	As at December 31,	As at December 31,
USD’000	2025	2024
Customer contract liability, current	1,600	83
Stamp duty liability	5,659	1,376
Other tax payable	1,191	200
Stock-based compensation liability, current	1,538	—
Total other current liabilities	9,988	1,659